RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Disclosure of transactions between related parties	The following table summarises the transactions with TCCC that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	30 June 2023	1 July 2022
	€ million	€ million
Amounts affecting revenue[1]	68	51
Amounts affecting cost of sales[2]	(2,099)	(1,910)
Amounts affecting operating expenses[3]	5	1
Total net amount affecting the consolidated income statement	(2,026)	(1,858)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to costs associated with new product development initiatives and reimbursement of certain marketing expenses.

The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position as at the dates presented:

	30 June 2023	31 December 2022
	€ million	€ million
Amount due from TCCC	75	130
Amount payable to TCCC	333	442

During the first half of 2023, the Group completed the remaining portion of the sale of certain non-alcoholic ready to drink beverage brands that were acquired as part of the business combination transaction consummated on 10 May 2021. The sale price approximated the fair value of the brands assessed at the acquisition. These brands were classified as assets held for sale in our consolidated statement of financial position as at 31 December 2022.
On 15 February 2023, the Group completed the acquisition of the remaining 29.4% ownership interest of its subsidiary, PT Coca-Cola Bottling Indonesia, for a total consideration of €282 million.
The following table summarises the transactions with Cobega that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	30 June 2023	1 July 2022
	€ million	€ million
Amounts affecting revenues[1]	1	2
Amounts affecting cost of sales[2]	(40)	(32)
Amounts affecting operating expenses[3]	(9)	(8)
Total net amount affecting the consolidated income statement	(48)	(38)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of packaging materials and concentrate.
[3] Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position as at the dates presented:

	30 June 2023	31 December 2022
	€ million	€ million
Amount due from Cobega	8	3
Amount payable to Cobega	31	24